ACCOUNTS RECEIVABLE, NET (Details) - USD ($)		Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017
Accounts Receivable, Net, Current [Abstract]
Allowance for doubtful accounts		$ 0		$ 0
Accounts receivable, net		34,483,462	$ 30,391,563	23,312,086
Trade Accounts Receivable One [Member]
Accounts Receivable, Net, Current [Abstract]
Accounts Receivable, Gross, Current		9,078,144		7,091,310
Trade Accounts Receivable Two [Member]
Accounts Receivable, Net, Current [Abstract]
Accounts Receivable, Gross, Current		526,848		1,835,203
Trade Accounts Receivable Three [Member]
Accounts Receivable, Net, Current [Abstract]
Accounts Receivable, Gross, Current	[1]	7,045,546		7,124,003
Trade Accounts Receivable Fourth [Member]
Accounts Receivable, Net, Current [Abstract]
Accounts Receivable, Gross, Current	[2]	17,832,924		7,184,721
Trade Accounts Receivable Fifth [Member]
Accounts Receivable, Net, Current [Abstract]
Accounts Receivable, Gross, Current		$ 0		$ 76,849

[1]	As of December 31, 2018, receivables by post-dated checks were $9,034,526 and date of acceptance were from May 31, 2019 to November 30, 2021. Whereas $3,215,926 were classified as current and recorded in accounts receivable from solar power project assets and $5,818,600 were classified as non-current and recorded in other non-current assets. The non-current accounts receivable was discounted and interest income will be recognized over the discount period accordingly.
[2]	Accounts receivable from electricity generation revenue includes the receivables from the sales of green certificates.